Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2019
Variable Interest Entities [Abstract]
Consolidated VIE assets and liabilities
The following table presents the classification and balances of the consolidated VIEs’ assets and liabilities in U.S. Cellular’s Consolidated Balance Sheet.

December 31,	2019	2018
(Dollars in millions)
Assets
Cash and cash equivalents	$19	$9
Short-term investments	—	17
Accounts receivable	639	611
Inventory, net	6	5
Other current assets	7	6
Assets held for sale	—	4
Licenses	649	652
Property, plant and equipment, net	104	94
Operating lease right-of-use assets	44	—
Other assets and deferred charges	346	349
Total assets	$1,814	$1,747
Liabilities
Current liabilities	$32	$34
Liabilities held for sale	—	1
Long-term operating lease liabilities	41	—
Other deferred liabilities and credits	14	16
Total liabilities	$87	$51